Reinsurance	12 Months Ended
Dec. 31, 2023
Reinsurance
Reinsurance

13. Reinsurance

We reinsure a portion of the insurance risks associated with our individual disability, traditional life, universal life, medical and long-term care insurance as well as pension risk transfer and retail fixed annuity contracts with significant life insurance risk through reinsurance agreements with affiliated and unaffiliated reinsurance companies, primarily on a quota share, excess loss, yearly renewable term or coinsurance basis. During the fourth quarter of 2023, we closed a coinsurance with funds withheld reinsurance transaction with PFS Bermuda in which we ceded certain of our term life and PRT blocks of business. We use the reinsurance method of accounting for this transaction. During the second quarter of 2022, we closed a coinsurance with funds withheld reinsurance transaction with Talcott Life & Annuity Re in which we ceded our in-force U.S. retail fixed annuity and ULSG blocks of business. The economics of the transaction were effective as of January 1, 2022. We use both the reinsurance and deposit methods of accounting for this transaction. For further information about this transaction, refer to Note 1, Nature of Operations and Significant Accounting Policies.

We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2023 and 2022, we had $18,346.0 million and $13,541.3 million of reinsurance recoverable assets, respectively, included in reinsurance recoverable and deposit receivable on the consolidated statements of financial position, which does not reflect potentially offsetting impacts of collateral. As of December 31, 2023 and 2022, we had $45.2 million and $39.4 million of reinsurance recoverable liabilities, respectively, included in future policy benefits and claims on the consolidated statements of financial condition. As of December 31, 2023 and 2022, $18,093.5 million, or 99%, and $12,953.1 million, or 98%, were with our five largest ceded reinsurers, respectively.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Premiums and other considerations:
Direct	$6,423.8	$5,216.5	$4,869.7
Assumed	517.0	503.5	494.3
Ceded	(544.1)	(455.7)	(650.0)
Net premiums and other considerations	$6,396.7	$5,264.3	$4,714.0

Benefits, claims and settlement expenses:
Direct	$8,022.0	$6,579.3	$6,460.7
Assumed	853.7	772.1	727.8
Ceded	(1,649.5)	(1,468.7)	(571.0)
Net benefits, claims and settlement expenses	$7,226.2	$5,882.7	$6,617.5
Liability for future policy benefits remeasurement (gain) loss:
Direct	$466.9	$(166.5)	$(12.4)
Assumed	269.6	(8.3)	10.9
Ceded	(789.0)	(85.0)	1.9
Net liability for future policy benefits remeasurement (gain) loss	$(52.5)	$(259.8)	$0.4

As of December 31, 2023 and 2022, we had a $6,078.7 million and $7,901.0 million reinsurance deposit receivable, respectively.

Refer to Note 5, Investments, for information on our financing receivables valuation allowance related to the reinsurance recoverable and deposit receivable.

Cost of Reinsurance

A reinsurance asset or liability is established to spread the expected net reinsurance costs or profits over the expected term of the contracts. The cost of reinsurance asset and liability are reported in premiums due and other receivables and liability for future policy benefits and claims, respectively, on the consolidated statements of financial position. The cost of reinsurance asset and liability included on the consolidated statements of financial position were as follows:

	December 31, 2023	December 31, 2022

	(in millions)
Cost of reinsurance asset	$3,529.7	$3,339.1

Cost of reinsurance liability	$673.3	$479.8

Cost of reinsurance amortization, including the impact of remeasurement, of $20.4 million, $19.3 million and $23.0 million for the years ended December 31, 2023, 2022 and 2021, respectively, was reported in benefits, claims and settlement expenses and liability for future policy benefits remeasurement (gain) loss on the consolidated statements of operations.

Funds Withheld

The following assets were held in support of our reserves associated with our coinsurance with funds withheld agreement and are reported in the line items shown on the consolidated statements of financial position.

	December 31, 2023	December 31, 2022

	(in millions)
Fixed maturities, available-for-sale	$19,220.7	$15,693.5
Fixed maturities, trading	316.8	100.8
Equity securities	0.3	11.0
Mortgage loans	2,826.0	2,810.8
Other investments	621.4	179.8
Cash and cash equivalents	942.0	1,762.9
Accrued interest income	231.7	178.7
Net other liabilities	(201.9)	(33.6)
Net assets	$23,957.0	$20,703.9

Certain assets are reported at amortized cost while the fair value of those assets is reflected in the funds withheld payable. As of December 31, 2023 and 2022, we had a $23,744.9 million and $20,436.1 million funds withheld payable, which was net of a $2,326.1 million and $3,652.8 million embedded derivative asset, respectively. The change in fair value of the embedded derivative was a gain (loss) of $(1,326.7) million, $3,652.8 million and $0.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

While the economic benefits of the funds withheld assets flow to the reinsurers, we retain legal ownership of the assets within the funds withheld account. Guidelines are in place to ensure the investment risk is appropriately managed. Net investment income and net realized capital gains (losses) related to the assets on the consolidated statements of operations is reported net of the amounts that flow to the reinsurers. The realized gains and losses that do not flow to the reinsurers are reported in net realized capital gains (losses) on funds withheld assets on the consolidated statements of operations.

Following are the components of net investment income on the funds withheld assets that were passed to the reinsurers.

	For the year ended December 31,
	2023	2022

	(in millions)
Fixed maturities, available-for-sale	$906.9	$745.9
Fixed maturities, trading	11.9	2.0
Equity securities	0.2	0.6
Mortgage loans	125.2	98.4
Cash and cash equivalents	58.9	18.2
Other	64.0	4.8
Total	1,167.0	869.9
Investment expenses	24.7	20.5
Net investment income	$1,142.3	$849.4

Following are the components of net realized capital gains (losses) on the funds withheld assets that were passed to the reinsurers.

	For the year ended December 31,
	2023	2022

	(in millions)
Fixed maturities, available-for-sale	$(230.9)	$(235.5)
Fixed maturities, trading	(0.1)	(6.4)
Equity securities	(1.2)	(2.4)
Mortgage loans	(34.1)	(24.8)
Derivatives	7.2	2.7
Other	—	3.3
Net realized capital losses	$(259.1)	$(263.1)